Income Taxes - Tax Effects of Temporary Differences and Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Plant basis differences	$ (11,606)	$ 11,272
Deferred Tax Liabilities, Other Finite-Lived Assets	56	(77)
Derivatives and other financial instruments	63	(82)
Deferred pension and postretirement obligation	641	954
Deferred debt refinancing costs	146	153
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(1,130)	(1,107)
Tax loss carryforward, net of valuation allowances	242	231
Tax credit carryforward	584	648
Investment in partnerships	(21)	(22)
Other, net	449	701
Deferred income tax liabilities (net)	(10,576)	(9,555)
Unamortized investment tax credits	(15)	(19)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(10,591)	(9,574)
Commonwealth Edison Co [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(4,648)	4,432
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	61	(84)
Deferred pension and postretirement obligation	(308)	(288)
Deferred debt refinancing costs	(6)	(6)
Deferred Tax Liabilities, Regulatory Assets and Liabilities	8	87
Tax loss carryforward, net of valuation allowances	0	0
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	216	223
Deferred income tax liabilities (net)	(4,677)	(4,332)
Unamortized investment tax credits	(8)	(9)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(4,685)	(4,341)
PECO Energy Co [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(2,271)	2,131
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	0	0
Deferred pension and postretirement obligation	(32)	(30)
Deferred debt refinancing costs	0	0
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(280)	(231)
Tax loss carryforward, net of valuation allowances	65	47
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	97	104
Deferred income tax liabilities (net)	(2,421)	(2,241)
Unamortized investment tax credits	0	(1)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(2,421)	(2,242)
Baltimore Gas and Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(1,826)	1,711
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	0	0
Deferred pension and postretirement obligation	(37)	(33)
Deferred debt refinancing costs	(2)	(2)
Deferred Tax Liabilities, Regulatory Assets and Liabilities	92	142
Tax loss carryforward, net of valuation allowances	68	57
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	21	29
Deferred income tax liabilities (net)	(1,684)	(1,518)
Unamortized investment tax credits	(2)	(3)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(1,686)	(1,521)
Pepco Holdings LLC [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(2,976)	2,822
Deferred Tax Liabilities, Other Finite-Lived Assets	56	(77)
Derivatives and other financial instruments	2	(2)
Deferred pension and postretirement obligation	(90)	(80)
Deferred debt refinancing costs	123	131
Deferred Tax Liabilities, Regulatory Assets and Liabilities	(53)	(41)
Tax loss carryforward, net of valuation allowances	64	90
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	212	220
Deferred income tax liabilities (net)	(2,662)	(2,423)
Unamortized investment tax credits	(5)	(6)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(2,667)	(2,429)
Potomac Electric Power Company [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(1,321)	1,259
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	0	0
Deferred pension and postretirement obligation	(76)	(74)
Deferred debt refinancing costs	(2)	(3)
Deferred Tax Liabilities, Regulatory Assets and Liabilities	24	38
Tax loss carryforward, net of valuation allowances	2	4
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	99	107
Deferred income tax liabilities (net)	(1,274)	(1,187)
Unamortized investment tax credits	(1)	(2)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(1,275)	(1,189)
Delmarva Power & Light Company [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(853)	806
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	0	0
Deferred pension and postretirement obligation	(40)	(40)
Deferred debt refinancing costs	(1)	(1)
Deferred Tax Liabilities, Regulatory Assets and Liabilities	55	67
Tax loss carryforward, net of valuation allowances	18	49
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	19	18
Deferred income tax liabilities (net)	(802)	(713)
Unamortized investment tax credits	(1)	(2)
Total deferred income tax liabilities (net) and unamortized investment tax credits	(803)	(715)
Atlantic City Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Plant basis differences	(777)	725
Deferred Tax Liabilities, Other Finite-Lived Assets	0	0
Derivatives and other financial instruments	0	0
Deferred pension and postretirement obligation	(6)	(7)
Deferred debt refinancing costs	(1)	(1)
Deferred Tax Liabilities, Regulatory Assets and Liabilities	31	46
Tax loss carryforward, net of valuation allowances	42	38
Tax credit carryforward	0	0
Investment in partnerships	0	0
Other, net	34	27
Deferred income tax liabilities (net)	(677)	(622)
Unamortized investment tax credits	(2)	(3)
Total deferred income tax liabilities (net) and unamortized investment tax credits	$ (679)	$ (625)